Related parties - Transactions (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Included in trade and other receivables, net		$ 13	$ 8
Management fee, percentage of group's adjusted EBITDA (up to)		1.50%
Payment for management fees related to prior fiscal year		$ 28
Bottom of range
Disclosure of transactions between related parties [line items]
Receivables, interest rate		5.16%	5.16%	5.31%
Top of range
Disclosure of transactions between related parties [line items]
Receivables, interest rate		5.26%	5.25%	5.78%
Balances and transactions with immediate and ultimate parent entities
Disclosure of transactions between related parties [line items]
Included in trade and other payables		$ 0	$ 0
Tax loss transfer		0	0	$ (16)
Balances and transactions with joint ventures
Disclosure of transactions between related parties [line items]
Included in trade and other receivables, net		12	8
Sale of goods and services		$ 28	22	24
Balances and transactions with joint ventures | Bottom of range
Disclosure of transactions between related parties [line items]
Receivables, adjustment to interest rate basis		3.00%
Balances and transactions with joint ventures | Top of range
Disclosure of transactions between related parties [line items]
Receivables, adjustment to interest rate basis		6.00%
Balances and transactions with Rank Group Limited
Disclosure of transactions between related parties [line items]
Included in trade and other payables		$ (32)	(31)
Tax loss transfer		(3)	(1)	(4)
Included in trade and other receivables, net		328	329
Interest income		17	17	17
Recharges		(1)	(5)	(7)
Management fee		(28)	(31)	(47)
Payment for management fees related to prior fiscal year		$ 31	31	30
Payment for management fees related to prior fiscal years			15
Repayment of related party loan receivable	$ 24
Repayment of related party balances	23
Balances and transactions with Rank Group Limited | Continuing operations
Disclosure of transactions between related parties [line items]
Payment for management fees related to prior fiscal years			8
Balances and transactions with Rank Group Limited | Floating rate instruments
Disclosure of transactions between related parties [line items]
Receivables, adjustment to interest rate basis		3.25%
Balances and transactions with Rank Group North America, Inc.
Disclosure of transactions between related parties [line items]
Included in trade and other payables		$ 0	0
Included in trade and other receivables, net		0	0
Recharges		(17)	(16)	(15)
Recharges		2	1	4
Balances and transactions with other related parties
Disclosure of transactions between related parties [line items]
Included in trade and other payables		(1)	(1)
Included in trade and other receivables, net		1	0
Recharges		$ 5	$ 5	$ 3
Packaging Holdings Limited
Disclosure of transactions between related parties [line items]
Repayment of related party balances	$ 1